Share Capital and Share Premium - Common Shares (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
USD
As at December 31	$ 0
Issuance of new common stocks	49,317
As at December 31	$ 12	$ 0
Common Shares issued and fully paid
Number of shares
As at December 31	52,235	32,057	31,594
Issued during the year for share based compensation (note 12)	2,812	180	88
Issuance of common stock due conversion of loan	11,678	19,998
Issuance of new common stocks	2,942,848
Issuance of common stock due to exercise of pre-funded warrants	25,000
Issuance of common stock due to exercise of warrants	5,550		375
As at December 31	3,040,123	52,235	32,057
USD
As at December 31	$ 0	$ 0	$ 0
Issuance of new common stocks	12
As at December 31	$ 12	$ 0	$ 0